As Filed with the Securities and Exchange Commission on December 30, 2019

REGISTRATION NO. 333-225901

811-05846

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 2

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 142

DELAWARE LIFE VARIABLE ACCOUNT F

(Exact Name of Registrant)

DELAWARE LIFE INSURANCE COMPANY

(Name of Depositor)

1601 Trapelo Road, Suite 30

Waltham, Massachusetts 02451

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (844) 448-3519

Michael S. Bloom, Senior Vice President and General Counsel

Delaware Life Insurance Company

1601 Trapelo Road, Suite 30

Waltham, Massachusetts 02451

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Payment Individual Deferred Variable Annuity Contracts.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

EXPLANATORY NOTE: This Amendment to the Registration Statement on Form N-4 (the “Registration Statement”) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of filing a supplement to the prospectus. Part C is also amended as reflected therein. Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

DELAWARE LIFE MASTERS PRIME VARIABLE ANNUITY SM

Issued by

DELAWARE LIFE INSURANCE COMPANY

DELAWARE LIFE VARIABLE ACCOUNT F

Supplement Dated December 30, 2019 to

Prospectus dated April 30, 2019

THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE CURRENT PROSPECTUS FOR YOUR CONTRACT DATED APRIL 30, 2019

This supplement contains certain information regarding changes to your Variable Account options and information regarding payments we receive from the Funds.

Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

I.	Effective immediately the prospectus is amended as follows:

•	The Columbia Variable Portfolio - Asset Allocation Fund is removed as a Variable Account option. All references to the Fund in the prospectus are hereby deleted.

•	On pages 21 and 22, the section entitled “Payments We Receive” is deleted in its entirety and replaced with the following:

Payments We Receive

The Funds’ investment advisers, transfer agents, underwriters and/or affiliates (“Fund Groups”) compensate us for providing administrative and recordkeeping services that they would normally be required to provide for individual shareholders or cost savings experienced by the Fund Groups. Such compensation is typically a percentage of Variable Account assets invested in a relevant Fund and generally may range up to 0.50% of net assets. In like manner, some Funds pay Rule 12b-1 fees to the Company or the principal underwriter of the Contracts for providing distribution and shareholder support services to the Funds, ranging up to 0.25% directly from the Funds in connection with a Rule 12b-1 Plan. If the Company or the principal underwriter receive Rule 12b-1 fees, combined compensation for administrative, distribution and recordkeeping related services ranges up to 0.55% annually of Variable Account assets invested in a Fund. Certain Fund Groups do not provide any compensation to us from Rule 12b-1 fees but provide up to .50% annually of Variable Account assets invested in a Fund.

These payments reflect in part expense savings by the Fund Groups for having, in the case of the Contracts, a sole shareholder, the Variable Account, rather than multiple shareholders in the Funds. Proceeds of these payments may be used for any corporate purpose, including the payment of expenses that Delaware Life and its affiliates incur in promoting, issuing, distributing and administering the Contracts. These payments are generally based on a percentage of the daily assets of the Funds under the Contracts and other variable contracts offered by Delaware Life and its affiliated insurers.

In addition, certain Fund Groups provide fixed dollar compensation to defray the cost of our marketing support and training services. These services may include various promotional, training or marketing meetings for distributors, wholesalers, and/or selling broker-dealers’ registered representatives, and creating materials describing the Contract, its features and the available investment options. Certain Fund Groups may also attend these meetings.

These payments create an incentive for us to offer Funds (or classes of shares of Funds) for which such payments are available to us. We consider such payments, among other things, when deciding to include a Fund (or class of shares of a Fund) as an investment option under the Contracts. Other available investment portfolios (or classes of shares of Funds) may have lower fees and better overall investment performance than the Funds (or classes of shares of the Funds) offered under the Contract.

If you purchased the Contract through a broker-dealer or other financial intermediary (such as a bank), the Fund Groups may pay the intermediary for services provided with regard to the sale of Fund shares in the Subaccounts under the Contract. The amount and/or structure of the compensation can possibly create a conflict of interest as it may influence the broker-dealer or other intermediary and your salesperson to present this Contract (and certain Subaccounts under the Contract) over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the broker-dealer or other intermediary or your salesperson. You may ask your salesperson about such variations and how he or she and his or her broker-dealer or other financial intermediary are compensated for selling the Contract.

********************

II. Effective on or about January 31, 2020 the prospectus is amended as follows:

•	On the cover, the following is added as a Variable Account Option:

First Trust Variable Insurance Trust, Class I

First Trust/Dow Jones Dividend & Income Allocation Portfolio

•

On Pages 20-21, the section entitled “VARIABLE ACCOUNT OPTIONS: THE FUNDS” is amended to add (1) First Trust/Dow Jones Dividend & Income Allocation Portfolio as a Fund under the type “MODERATE ALLOCATION”; and to disclose that (2) First Trust Advisors L.P. advises the First Trust/Dow Jones Dividend & Income Allocation Portfolio.

•	On page 37, the section entitled “DESIGNATED INVESTMENT PORTFOLIOS” is amended to add First Trust/Dow Jones Dividend & Income Allocation Portfolio as a Designated Investment Option under Category I.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

DELAWARE LIFE MASTERS PRIME VARIABLE ANNUITY SM

Issued by

DELAWARE LIFE INSURANCE COMPANY

DELAWARE LIFE VARIABLE ACCOUNT F

Supplement dated December 30, 2019

to the Prospectus dated April 30, 2019

THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE CURRENT

PROSPECTUS FOR YOUR CONTRACT DATED APRIL 30, 2019

This Rate Sheet Prospectus Supplement (the “Supplement” or “Rate Sheet Supplement”) provides certain information contained in the Delaware Life Masters Prime Variable AnnuitySM Prospectus dated April 30, 2019 (the “Prospectus”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus.

We are issuing this Supplement to provide the current Lifetime Withdrawal Percentages (the “LW%”), Bonus Rates (“BR%”) associated with the GLWB, and the GLWB Fee that we are offering. This supplement replaces and supersedes any previously issued Rate Sheet Supplement(s) and must be accompanied by, and used in conjunction with, the current variable annuity prospectus. It should be read and retained with the current variable annuity prospectus.

If you would like another copy of the current Prospectus, including any historical rates and fees, please call us at (877) 253-2323. The Prospectus and this Supplement can also be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching File No. 333-225901.

If we file a new Rate Sheet Supplement, the terms of this Supplement will be superseded by the terms of the new Supplement. The terms of a Rate Sheet Supplement with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. The LW% and BR% rates and GLWB Fee below apply for applications signed on or after October 3, 2018. We must also receive your completed application within 7 calendar days of signing and the Contract must be funded within 60 calendar days of signing. If these conditions are not met, your application will be considered not In Good Order. If you decide to proceed with the purchase of the Contract, additional paperwork may be required to issue the Contract with the applicable LW%, BR% rates and GLWB Fee in effect at that time.

LW%

The Lifetime Withdrawal Percentage is based on the age of the youngest GLWB Covered Person on the Income Start Date and on the date of any subsequent Step-Up, as shown in the table below.

Age on Your Income Start Date and any Subsequent Step-Up date *	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
<55	0.00%	0.00%
55-59	3.65%	3.05%
60-64	4.15%	3.55%
65-74	5.30%	4.70%
75-79	5.65%	5.05%
80-84	6.15%	5.55%
85+	6.65%	6.05%

*	If you elect joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “Joint-Life Coverage.”

BR%

On each Contract Anniversary during a Bonus Period, we will calculate a Bonus Amount that may be added to the Withdrawal Benefit Base. The Bonus Amount will be equal to the current Bonus Base multiplied by the Bonus Rate. Currently, the Bonus Rate is 6.25%.

GLWB FEE

The GLWB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GLWB Fee is calculated by multiplying the GLWB Fee Rate by the Withdrawal Benefit Base. The GLWB Fee Rate is currently 0.30% (1.20% annually) and will never exceed the Maximum GLWB Fee Rate, currently 0.4875% (1.95% annually).

If you have any questions regarding this Supplement, please call the Service Center toll-free at (877) 253-2323 or write to us by mail - Delaware Life Insurance Company, P.O. Box 758581, Topeka, KS 66675-8581; by express mail - Delaware Life Insurance Company, Mail Zone 581, 5801 S.W. 6th Avenue, Topeka, KS 66636, and by facsimile at (785)286-6118.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	The following Financial Statements are incorporated by reference to the Registration Statement on Form N-4, File No., 333-225901 filed on April 26, 2019:

	A.	Condensed Financial Information – (Part A)

	B.	Financial Statements of the Depositor (Part B)

	C.	Financial Statements of the Registrant (Part B)

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)	Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997);

(2)	Not Applicable.

(3)(b)(i)	Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83364, filed on or about April 28, 2009);

(3)(b)(ii)	Amendment No. 1 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83364, filed on or about April 28, 2009);

(3)(b)(iii)	Amendment No. 2 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Delaware Life Variable Account I on Form N-6, File No. 333-100829, filed on April 27, 2010);

(3)(b)(iv)	Amendment No. 3 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Delaware Life Variable Account I on Form N-6, File No. 333-100829, filed on April 27, 2010);

(3)(c)(i)	Form of Sales Operations and General Agent Agreement; (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-225901 filed on April 26, 2019)

(4)(a)	Form of Flexible Payment Individual Deferred Variable Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File No., 333-225901 filed on June 27, 2018);

(4) (a)(1)	Form of Contract Specifications (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-225901 filed on October 1, 2018);

(4)(b)	GLWB Rider to Flexible Payment Individual Deferred Variable Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File No., 333-225901 filed on June 27, 2018);

(4)(b)(1)	Form of Additional Benefit Specifications Guaranteed Living Withdrawal Benefit Rider (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-225901 filed on October 1, 2018);

(4)(c)	HAV Death Benefit Rider to Flexible Payment Individual Deferred Variable Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File No., 333-225901 filed on June 27, 2018);

(4)(c)(1)	Form of Additional Benefit Specifications HAV Death Benefit Rider (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-225901 filed on October 1, 2018);

(4)(d)	ROP Death Benefit Rider to Flexible Payment Individual Deferred Variable Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File No., 333-225901 filed on June 27, 2018);

(4)(d)(1)	Form of Additional Benefit Specifications ROP Death Benefit Rider (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-225901 filed on October 1, 2018);

(4)(e)	Nursing Home Waiver Endorsement to Flexible Payment Individual Deferred Variable Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File No., 333-225901 filed on June 27, 2018);

(4)(f)	Terminal Illness Waiver Endorsement to Flexible Payment Individual Deferred Variable Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File No., 333-225901 filed on June 27, 2018);

(5)	Application to be used with to Flexible Payment Individual Deferred Variable Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File No., 333-225901 filed on June 27, 2018);

(6)(a)	Certificate of Incorporation of the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 333-83516, filed on August 11, 2014);

(6)(b)	By-Laws of the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 333-83516, filed on August 11, 2014);

(7)	Not Applicable.

(8)	Participation Agreements

(8)(a)	Participation Agreement, dated May 1, 2001, as amended through March 26, 2018, by and among Delaware Life Insurance Company, Clarendon Insurance Agency, Inc., AllianceBernstein L.P and AllianceBernstein Investments, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018);

(8)(b)	Participation Agreement, dated February 17, 1998, as amended through September 18, 2014, by and among Delaware Life Insurance Company, Clarendon Insurance Agency, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Invesco Distributors, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018):

(8)(c)	Participation Agreement, dated October 1, 2008, as amended through May 7, 2018, by and among Delaware Life Insurance Company and Delaware Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018):

(8)(d)	Participation Agreement, dated May 13, 2004 as amended through June 19, 2018, by and among Delaware Life Insurance Company and Delaware Life Insurance Company of New York, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC, and BlackRock Investments, LLC (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018);

(8)(e)	Participation Agreement, dated April 26. 2013, as amended through July 1, 2018, by and among Delaware Life Insurance Company, Delaware Life Insurance Company of New York, Delaware Life Insurance and Annuity Company (Bermuda) Ltd., Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC, and Columbia Management Investment Distributors, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018);

(8)(f)	Participation Agreement, dated September 27, 2018, by and among Goldman Sachs Variable Insurance Trust and Goldman Sachs & Co. LLC, dated September 27, 2018 (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018);

(8)(g)	Participation Agreement, dated April 24, 2009, as amended through May 29, 2018, by and among Delaware Life Insurance Company of New York and Delaware Life Insurance Company, JPMorgan Insurance Trust and J. P. Morgan Investment Management Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018);

(8)(h)	Participation Agreement, dated December 3, 2007, as amended through May 1, 2018, by and among Delaware Life Insurance Company, Delaware Life Insurance Company of New York, Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018);

(8)(i)	Participation Agreement, dated February 17, 1998, as amended through August 2, 2018, by and among Delaware Life Insurance Company and Delaware Life Insurance Company of New York, Legg Mason Partners Fund Advisor, LLC, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018);

(8)(j)	Participation Agreement, dated February 17, 1998, as amended through July 23, 2018, by and among Delaware Life Insurance Company, Delaware Life Insurance Company of New York, Lord Abbett Series Fund, Inc. and Lord, Abbett & Co. LLC (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-225901 filed on October 1, 2018);

(8)(k)	Participation Agreement, dated December 1, 2012, as amended through September 8, 2014, by and among Delaware Life Insurance Company of New York and Delaware Life Insurance Company, MFS Variable Insurance Trusts I, II and III, and MFS Fund Distributors, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-225901 filed on October 1, 2018);

(8)(l)	Participation Agreement, dated May 1, 2004, as amended through June 5, 2018, by and among Delaware Life Insurance Company, The Morgan Stanley Variable Insurance Fund, Inc., Morgan Stanley Investment Management Inc. and Morgan Stanley Distribution, Inc (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-225901 filed on October 1, 2018);

(8)(m)	Participation Agreement, dated September 16, 2002, as amended through September 17, 2014, by and among Delaware Life Insurance Company, Delaware Life Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Investments (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No., 333-225901 filed on October 1, 2018);

(8)(n)	Participation Agreement, dated August 1, 2011, as amended through May 16, 2018, by and among Delaware Life Insurance Company of New York and Delaware Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-225901 filed on October 1, 2018);

(8)(o)	Form of Participation Agreement by and among Delaware Life Insurance Company, First Trust Variable Insurance Trust and First Trust Portfolios, L.P.;*

(9)	Opinion of Counsel as to the legality of the securities being registered and Consent to its use;*

(10)(a)	Consent of Independent Registered Public Accounting Firm;*

(10)(b)	Representation of Counsel pursuant to Rule 485(b);*

(11)	Not Applicable;

(12)	Not Applicable;

(14)(a)	Powers of Attorney for Dennis A. Cullen, Director; David E. Sams, Jr., Chairman and Director; Daniel J. Towriss, Chief Executive Officer, President, and Director; Michael K. Moran, Senior Vice President, Chief Accounting Officer, and Treasurer;*

(14)(b)	Resolution of the Board of Directors of the Depositor dated April 24, 2019, authorizing the use of powers of attorney for Officer signatures; (Incorporated herein by reference to Post-Effective Amendment No.1 to the Registration Statement on Form N-4, File No. 333-225901, filed April 26, 2019.)

(15)	Organizational Chart for Group One Thousand One, LLC, the Depositor and Registrant;* and

(16)	Master Services Agreement by and between Sun Life Assurance Company of Canada (U.S.) and SE2, Inc., dated December 1, 2013. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-6, File No. 333-143354, filed on April 29, 2015.)

*	Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Dennis A. Cullen 811 Turnberry Lane Northbrook, IL 60062	Director

David E. Sams, Jr. Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Chairman and Director

Daniel J. Towriss Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Chief Executive Officer and President and Director

Michael S. Bloom Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Senior Vice President and General Counsel and Secretary

Andrew F. Kenney Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Chief Investment Officer

Michael K. Moran Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Senior Vice President and Chief Accounting Officer and Treasurer

James D. Purvis Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Chief Operating Officer

Robert S. Sabatino Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Senior Vice President, Information Technology and Operations

Michelle B. Wilcon Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Senior Vice President, Human Resources

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of the Depositor, Delaware Life Insurance Company, which is a wholly-owned subsidiary of Group One Thousand One, LLC. An organizational chart for Group One Thousand One, LLC, the Depositor and Registrant is filed herewith as Exhibit 15.

Item 27. NUMBER OF CONTRACT OWNERS

As of December 10, 2019, there were 3 qualified and 9 non-qualified contract owners. The Depositor, through the Registrant, issues other contracts by means of other prospectuses.

Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Delaware Life Insurance Company (a copy of which was filed as Exhibit (6)(b) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 333-83516, on August 11, 2014), provides for the indemnification of directors, officers and employees of Delaware Life Insurance Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Delaware Life Insurance Company pursuant to the certificate of incorporation, by-laws, or otherwise, Delaware Life Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Delaware Life Insurance Company of expenses incurred or paid by a director, officer, controlling person of Delaware Life Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Delaware Life Insurance Company will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Delaware Life Insurance Company, acts as general distributor for the Registrant, Delaware Life Variable Accounts C, D, E, G, I, K and L, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Delaware Life NY Variable Accounts A, B, C, D, J and N.

(b)	Name and Principal	Position and Offices
	Business Address*	with Underwriter
	Thomas G. Seitz	President and Director
	Michael K. Moran	Financial/Operations Principal and Treasurer and Director
	Michael S. Bloom	Secretary and Director
	Christopher J. Vellante	Chief Compliance Officer

*	The principal business address of all directors and officers of the principal underwriter, is 1601 Trapelo Road, Suite 30, Waltham, Massachusetts 02451

(c) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Delaware Life Insurance Company at its offices at 1601 Trapelo Road, Suite 30, Waltham, Massachusetts 02451, at the offices of Clarendon Insurance Agency, Inc., at 1601 Trapelo Road, Suite 30, Waltham, Massachusetts 02451, or at the offices of SE2, LLC at 5801 SW 6th Avenue, Topeka, Kansas 66606-0001.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)	To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)	To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)	Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Delaware Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Waltham, and Commonwealth of Massachusetts on this 30th day of December, 2019.

DELAWARE LIFE VARIABLE ACCOUNT F
(Registrant)

By: /s/ Daniel J. Towriss*
Daniel J. Towriss
President of Delaware Life Insurance Company

DELAWARE LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Daniel J. Towriss*
Daniel J. Towriss
Chief Executive Officer and President

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Delaware Life Insurance Company, and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ David E. Sams, Jr.*	Chairman and Director	December 30, 2019
David E. Sams, Jr.	(Principal Executive Officer)

/s/ Daniel J. Towriss*	Chief Executive Officer and President and Director	December 30, 2019
Daniel J. Towriss

/s/ Michael K. Moran*	Senior Vice President and Chief Accounting	December 30, 2019
Michael K. Moran	Officer and Treasurer
(Principal Financial Officer and Principal
Accounting Officer)

/s/ Dennis A. Cullen*	Director	December 30, 2019
Dennis A. Cullen

*By:	/s/ Kenneth N. Crowley	Attorney-in-Fact for:	December 30, 2019
	Kenneth N. Crowley	(1) Dennis A. Cullen, Director

(2) David E. Sams, Jr., Chairman and Director

(3) Daniel J. Towriss, Chief Executive Officer, President, and Director;

(4) Michael K. Moran, Senior Vice President, Chief Accounting Officer, and Treasurer

*

Kenneth N. Crowley has signed this document on the indicated date on behalf of the above Directors and Officers for the Depositor pursuant to powers of attorney duly executed by them and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is Incorporated herein by reference to Post-Effective Amendment No.1 to the Registration Statement on Form N-4, File No. 333-225901, filed on April 26, 2019. Powers of attorney are included herein as Exhibit 14(a).

EXHIBIT INDEX

(8)(o)	Form of Participation Agreement by and among Delaware Life Insurance Company, First Trust Variable Insurance Trust and First Trust Portfolios, L.P.

(9)	Opinion of Counsel as to the legality of the securities being registered and Consent to its use

10 (a)	Consent of Independent Registered Public Accounting Firm

10 (b)	Representation of Counsel pursuant to Rule 485(b)

14 (a)	Powers of Attorney for Dennis A. Cullen, Director; David E. Sams, Jr., Chairman and Director; Daniel J. Towriss, Chief Executive Officer, President, and Director; Michael K. Moran, Senior Vice President, Chief Accounting Officer, and Treasurer dated July 26, 2019

15	Organizational Chart